CERTAMX

cdc 1209466

06060207

AMERICAN STOCK EXCHANGE
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872
T 212 306 1302
F 212 306 5359

RECD S.E.C.
OCT 2 3 2006
1086

1-31670.

October 23, 2006

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on October 20, 2006 the American Stock Exchange LLC (the "Exchange") received from PowerShares Exchange-Traded Fund Trust (the "Registrant") a copy of the Registrant's application on Form 8-A for the registration of the following securities:

PowerShares Cleantech ™ Portfolio
PowerShares Listed Private Equity Portfolio
PowerShares WilderHill Progressive Energy Portfolio

We further certify that the above described securities have been approved by the Exchange for listing and registration. We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Managing Director
Listing Qualifications Department

PROCESSED
OCT 2 6 2006
THOMSON
FINANCIAL

cc: Herbert Scholl